Investment Portfolio	as of November 30, 2021 (Unaudited)
DWS New York Tax-Free Income Fund
	Principal Amount ($)	Value ($)

Municipal Investments 100.2%
New York 97.9%
Albany, NY, Airport Authority Revenue:
Series B, AMT, 5.0%, 12/15/2025	1,400,000	1,631,340
Series B, AMT, 5.0%, 12/15/2026	500,000	599,557
Albany, NY, Capital Resource Corp., National Charter School Revenue, Equitable School Revolving Fund LLC:
Series D, 4.0%, 11/1/2046	1,500,000	1,766,115
Series D, 4.0%, 11/1/2051	1,000,000	1,168,947
Amherst, NY, Development Corp. Student Housing Facility Revenue, UBF Faculty-Student Housing Corp., Series A, 5.0%, 10/1/2045, INS: AGMC	1,000,000	1,187,378
Broome County, NY, Local Development Corp. Revenue, Good Shepherd Village, 4.0%, 7/1/2047	1,160,000	1,280,141
Broome County, NY, Local Development Corp. Revenue, United Health Services Hospitals, Inc., Project, 4.0%, 4/1/2050, INS: AGMC	1,250,000	1,426,514
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project:
Series A, 4.0%, 11/1/2040	1,000,000	1,147,850
Series A, 4.0%, 11/1/2045	1,000,000	1,132,083
Chautauqua County, NY, Capital Resource Corp., NRG Energy, Inc. Project, 1.3%, 4/1/2042	2,000,000	2,009,497
Dutchess County, NY, Local Development Corp. Revenue, Culinary Institute Of America Project:
4.0%, 7/1/2036	200,000	233,155
4.0%, 7/1/2037	200,000	232,770
4.0%, 7/1/2038	200,000	232,501
Dutchess County, NY, Local Development Corp. Revenue, Marist College Project, 5.0%, 7/1/2043	3,000,000	3,694,357
Dutchess County, NY, Local Development Corp. Revenue, Vassar College, Series A, 5.0%, 1/1/2049	3,000,000	3,136,126
Dutchess County, NY, Local Development Corp., Bard College Project, Series A, 144A, 5.0%, 7/1/2051	1,300,000	1,556,209
Erie County, NY, Industrial Development Agency, School Facility Revenue, City School District, Buffalo Project, Series A, 5.0%, 5/1/2031	3,000,000	3,596,680
Hempstead Town, NY, Local Development Corp. Revenue, Molloy College Project, 5.0%, 7/1/2048	745,000	878,484
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	7,074,038
5.5%, 10/1/2037, GTY: Goldman Sachs Group, Inc.	2,500,000	3,719,910
Long Island, NY, Electric System Revenue, Power Authority:
Series A, 5.0%, 9/1/2037	1,645,000	1,701,624
Series A, Prerefunded, 5.0%, 9/1/2037	1,025,000	1,061,939
5.0%, 9/1/2039	1,000,000	1,253,377
5.0%, 9/1/2047	500,000	608,569
Long Island, NY, Power Authority, Series B, 5.0%, 9/1/2036	1,000,000	1,183,004
Monroe County, NY, Industrial Development Agency School Facility Revenue, Rochester City School District Modernization Project, 5.0%, 5/1/2027	1,500,000	1,833,978
Monroe County, NY, Industrial Development Corp. Revenue, Rochester General Hospital Projects, 5.0%, 12/1/2046	1,060,000	1,217,228
Monroe County, NY, Industrial Development Corp. Revenue, Rochester Regional Health Projects, Series A, 4.0%, 12/1/2046	1,000,000	1,150,913

Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	1,500,000	1,674,625
Monroe County, NY, Industrial Development Corp. Revenue, True North Rochester Preparatory Charter School Project, Series A, 144A, 5.0%, 6/1/2050	1,000,000	1,169,318
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester:
Series A, 4.0%, 7/1/2050	1,000,000	1,160,384
Series A, 5.0%, 7/1/2033	1,000,000	1,148,085
Monroe County, NY, State General Obligation, 4.0%, 6/1/2029, INS: BAM	2,000,000	2,262,935
New York, Brookhaven Local Development Corp. Revenue, Jefferson's Ferry Project, 5.25%, 11/1/2036	1,200,000	1,424,447
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	1,500,000	1,681,307
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2042	1,490,000	1,769,760
New York, Build New York City Resource Corp. Revenue, Academic Leadership Charter School Project, 4.0%, 6/15/2036	360,000	409,051
New York, Build New York City Resource Corp. Revenue, New Dawn Charter School Project, 144A, 5.75%, 2/1/2049	1,000,000	1,087,233
New York, Build New York City Resource Corp. Revenue, The Children's Aid Society Project, 4.0%, 7/1/2049	1,000,000	1,147,077
New York, Build New York City Resource Corp. Revenue, YMCA of Greater New York Project, Prerefunded, 5.0%, 8/1/2040	750,000	870,353
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project, 144A, AMT, 5.0%, 1/1/2035	750,000	833,041
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	2,640,000	3,070,377
New York, Hudson Yards Infrastructure Corp., Second Indenture Revenue, Series A, 5.0%, 2/15/2042	2,000,000	2,369,824
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, “2”, 2.8%, 9/15/2069	2,750,000	2,848,856
New York, Metropolitan Transportation Authority Revenue:
Series B, 4.0%, 11/15/2034	3,500,000	3,887,026
Series C, 5.0%, 11/15/2031	2,415,000	2,514,418
Series B, 5.0%, 11/15/2043	1,000,000	1,053,270
Series D, 5.0%, 11/15/2043	1,000,000	1,235,017
Series A-2, 5.0%, 11/15/2045	2,665,000	3,395,077
Series B, 5.25%, 11/15/2044	3,000,000	3,291,282
New York, Metropolitan Transportation Authority Revenue, Green Bonds, Series A1, 5.25%, 11/15/2057	1,000,000	1,176,674
New York, State Bridge Authority Revenue:
Series B, 4.0%, 1/1/2035	525,000	638,698
Series B, 4.0%, 1/1/2036	650,000	787,940
New York, State Dormitory Authority Revenue, Non State Supported Debt, School District-Bond Financing Program, Series A, 5.0%, 10/1/2027	2,000,000	2,415,354
New York, State Dormitory Authority Revenue, Non State Supported Debt, St. Joseph's College:
4.0%, 7/1/2031	500,000	578,131
Series A, 4.0%, 7/1/2032	500,000	576,254
Series A, 4.0%, 7/1/2033	500,000	574,801
Series A, 4.0%, 7/1/2035	500,000	572,333
Series A, 5.0%, 7/1/2030	500,000	626,154
New York, State Dormitory Authority Revenue, Non State Supported Debt, Teacher's College, 5.0%, 7/1/2052 (a)	1,500,000	1,857,428
New York, State Dormitory Authority Revenue, Non-State Supported Debt:
Series A, 5.0%, 1/15/2026	1,095,000	1,284,495
Series A, 5.0%, 7/1/2049	3,000,000	3,774,936
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Iona College, Series A, 5.0%, 7/1/2051 (a)	500,000	623,123
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Langone Hospitals Obligated Group, Series A, 4.0%, 7/1/2053	2,000,000	2,321,970

New York, State Dormitory Authority Revenue, Non-State Supported Debt, St. John's University, Series A, 5.0%, 7/1/2037	1,250,000	1,420,093
New York, State Dormitory Authority Revenue, Non-Supported Debt, Columbia University, Series A, 5.0%, 10/1/2047	2,400,000	3,787,510
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System, Series A, 5.0%, 5/1/2030	1,500,000	1,710,068
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center, 5.0%, 7/1/2033	360,000	421,377
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, Series A, 5.0%, 7/1/2049	1,250,000	1,548,544
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031, INS: AGC	20,000	20,077
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Dormitory Facilities:
Series A, 5.0%, 7/1/2036	1,745,000	2,118,456
Series A, 5.0%, 7/1/2038	1,000,000	1,213,733
Series A, Prerefunded, 5.0%, 7/1/2043	2,000,000	2,150,637
Series A, 5.0%, 7/1/2048	2,000,000	2,433,841
New York, State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2043	3,000,000	3,744,026
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series D, 4.0%, 2/15/2036	1,410,000	1,595,349
Series A, 5.0%, 3/15/2045	2,835,000	3,475,168
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Series C, 5.0%, 5/15/2041	2,500,000	2,502,347
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, Series B, 4.0%, 6/15/2049	2,000,000	2,333,800
New York, State Housing Finance Agency Revenue, 15 Hudson Yards Housing, Series A, 1.65%, 5/15/2039	1,892,675	1,858,502
New York, State Liberty Development Corp. Revenue, A World Trade Center Project, Series A, 1.9%, 11/15/2031	200,000	201,405
New York, State Liberty Development Corp. Revenue, World Trade Center:
“2", 5.0%, 9/15/2043	2,000,000	2,025,060
“3", 5.0%, 3/15/2044	1,190,000	1,205,052
“1-3", 144A, 5.0%, 11/15/2044	2,000,000	2,185,640
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 221, AMT, 3.5%, 10/1/2032	875,000	943,452
New York, State Power Authority Revenue, Series A, 4.0%, 11/15/2055	865,000	1,011,157
New York, State Thruway Authority, Series J, 5.0%, 1/1/2041	2,220,000	2,414,338
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien:
Series A, 4.0%, 1/1/2037	500,000	553,634
Series A, 4.0%, 1/1/2038	500,000	553,123
Series B, 4.0%, 1/1/2050	3,000,000	3,445,600
Series A, 5.0%, 1/1/2041	3,000,000	3,499,877
New York, State Transportation Development Corp. Exempt Facility Revenue, State Thruway Services Area Project, AMT, 4.0%, 10/31/2041	500,000	581,813
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 4.0%, 10/1/2030	1,000,000	1,170,140
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project, AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	1,089,298
New York, State Transportation Development Corp., Special Facilities Revenue, LaGuardia Airport C & D Redevelopment, AMT, 4.375%, 10/1/2045	1,100,000	1,273,548
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2046	2,500,000	2,763,803

New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project:
AMT, 5.0%, 12/1/2034	105,000	132,746
AMT, 5.0%, 12/1/2036	275,000	345,658
New York, State Urban Development Corp. Personal Income Tax Revenue, Series E, 3.0%, 3/15/2048	2,000,000	2,107,669
New York, State Urban Development Corp. Revenue, Series A, 4.0%, 3/15/2049	2,000,000	2,337,139
New York, State Urban Development Corp. Revenue, Personal Income Tax:
Series A, 4.0%, 3/15/2037	2,500,000	2,799,050
Series A, 4.0%, 3/15/2045	3,000,000	3,523,726
Series C, 4.0%, 3/15/2049	1,120,000	1,308,798
New York, Transportation Development Corp. Special Facility Revenue, 5.0%, 12/1/2035	575,000	729,825
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A-1, 4.0%, 5/15/2046	1,000,000	1,185,042
Series A, 5.0%, 11/15/2056	1,000,000	1,273,716
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges And Tunnels:
Series A, 5.0%, 11/15/2049	315,000	401,684
Series A, 5.0%, 11/15/2054	345,000	437,441
New York, TSASC, Inc., Series B, 5.0%, 6/1/2048	1,500,000	1,653,393
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2041	3,675,000	4,001,136
New York City, NY, Housing Development Corp. Revenue, Series B1, 5.25%, 7/1/2031	2,845,000	3,058,720
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, AMT, 5.0%, 7/1/2028	2,000,000	2,045,293
New York City, NY, Industrial Development Agency, Pilot Revenue, Yankee Stadium Project, Series A, 4.0%, 3/1/2045, INS: AGMC	1,000,000	1,156,368
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series BB-1, 4.0%, 6/15/2045	1,500,000	1,806,511
Series FF-1, 4.0%, 6/15/2049	2,000,000	2,326,099
Series EE, 5.0%, 6/15/2045	3,000,000	3,318,919
New York City, NY, Transitional Finance Authority Revenue, Series E-1, 4.0%, 2/1/2039	1,000,000	1,196,836
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series F-1, 4.0%, 5/1/2037	1,000,000	1,145,624
Series B-1, 4.0%, 8/1/2037	5,000,000	5,622,785
Series C-1, 4.0%, 5/1/2045	1,000,000	1,180,526
Series B1, 5.0%, 11/1/2040	4,000,000	4,406,981
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	1,000,000	1,220,753
New York Counties, NY, Tobacco Settlement Pass-Through Trust, Series A-2B, 5.0%, 6/1/2045	2,000,000	2,247,662
New York, NY, General Obligation:
Series A-3, 0.03% (b), 12/1/2021, LOC: Mizuho Bank Ltd.	500,000	500,000
Series A-1, 4.0%, 8/1/2036	3,000,000	3,404,350
Series A, 5.0%, 8/1/2025	1,000,000	1,163,877
Series B-1, 5.0%, 12/1/2034	2,800,000	3,355,620
Niagara County, NY, Frontier Transportation Authority, Buffalo Niagara International Airport:
AMT, 5.0%, 4/1/2037	335,000	412,372
AMT, 5.0%, 4/1/2038	600,000	737,446
Oneida County, NY, Local Development Corp. Revenue, Utica College Project, 5.0%, 7/1/2049	1,770,000	2,054,347
Onondaga, NY, Civic Development Corp. Revenue, Le Moyne College Project:
Series B, 4.0%, 7/1/2039	325,000	373,142
Series B, 4.0%, 7/1/2040	290,000	331,906
5.0%, 7/1/2046	450,000	558,891
5.0%, 7/1/2051	700,000	862,821

Onondaga, NY, Civic Development Corp. Revenue, Syracus University Project, Series A, 5.0%, 12/1/2033	1,000,000	1,305,563
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028* (c)	1,400,000	952,000
Oyster Bay, NY, State General Obligation, 4.0%, 2/15/2026	2,000,000	2,262,386
Port Authority of New York & New Jersey:
AMT, 5.0%, 10/1/2026	1,125,000	1,346,179
Series 207, AMT, 5.0%, 9/15/2031	3,500,000	4,298,792
Series 197, AMT, 5.0%, 11/15/2034	3,000,000	3,563,657
Port Authority of New York & New Jersey, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	3,000,000	3,443,462
Suffolk, NY, Tobacco Asset Securitization Corp., Series A-2, 4.0%, 6/1/2050	1,000,000	1,173,158
Tompkins County, NY, Development Corp. Revenue, Ithaca College, 5.0%, 7/1/2038	2,865,000	3,273,927
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	405,000	524,476
Series A, 5.0%, 9/1/2031	1,855,000	2,396,675
Westchester County, NY, Tobacco Asset Securitization, Series B, 5.0%, 6/1/2041	2,750,000	3,252,056
Western Nassau County, NY, Water Authority:
Series A, 4.0%, 4/1/2046	300,000	355,416
Series A, 4.0%, 4/1/2051	600,000	707,651
Series A, Prerefunded, 5.0%, 4/1/2040	1,400,000	1,612,839
Yonkers, NY, Economic Developemet Corp., Educational Revenue, Charter School Of Educational Excellence Project:
Series A, 5.0%, 10/15/2049	640,000	740,273
Series A, 5.0%, 10/15/2050	325,000	380,801
Series A, 5.0%, 10/15/2054	465,000	536,079
Yonkers, NY, Industrial Development Agency, New Community School Project, 4.0%, 5/1/2051	3,000,000	3,478,160
		265,404,228
Guam 0.9%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	155,000	179,464
Series A, 5.0%, 1/1/2050	145,000	177,730
Guam, International Airport Authority Revenue:
Series A, 3.839%, 10/1/2036	400,000	415,047
Series C, AMT, 6.375%, 10/1/2043	155,000	167,982
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	165,000	182,750
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	125,000	146,223
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2030, INS: AGMC	585,000	605,589
Series A, 5.0%, 10/1/2037	210,000	242,096
Series A, 5.0%, 10/1/2038	190,000	218,767
Series A, 5.0%, 10/1/2040	135,000	155,042
		2,490,690
Puerto Rico 1.4%
Puerto Rico, Industrial Tourist Educational Medical & Envirmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, 5.0%, 7/1/2033	425,000	543,472
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2051	8,700,000	2,105,772
Series A-1, 5.0%, 7/1/2058	1,000,000	1,148,057
		3,797,301
Total Municipal Investments (Cost $252,196,679)		271,692,219

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $252,196,679)	100.2	271,692,219
Other Assets and Liabilities, Net	(0.2)	(431,685)
Net Assets	100.0	271,260,534
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	When-issued security.
(b)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of November 30, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(c)	Defaulted security or security for which income has been deemed uncollectible.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$271,692,219	$—	$271,692,219
Total	$—	$271,692,219	$—	$271,692,219
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DNYTF-PH1
R-080548-1 (1/23)